Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Total	$ (226,966)
2023	(14,133)
2024	(17,323)
2025	(30,204)
2026	(30,204)
2027	(30,204)
2028 and thereafter	(104,898)
Charter-in expense newbuilding vessels [Member]
Other Commitments [Line Items]
Total	(212,833)
2023	0
2024	(17,323)
2025	(30,204)
2026	(30,204)
2027	(30,204)
2028 and thereafter	(104,898)
Vessel BWTS and ESD [Member]
Other Commitments [Line Items]
Total	(14,133)
2023	(14,133)
2024	0
2025	0
2026	0
2027	0
2028 and thereafter	$ 0